UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22384

Copeland Trust

(Exact name of registrant as specified in charter)

Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC, 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

11/30

Date of reporting period: 2/28/11

Item 1.  Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2011
Shares	Security			Market Value

	COMMON STOCK - 93.91%
	AEROSPACE/DEFENSE - 2.04%
384	Northrop Grumman Corp.			$ 25,605

	AGRICULTURE - 2.07%
413	Philip Morris International, Inc.			25,928

	BANKS - 2.10%
611	Bank of the Ozarks, Inc.			26,304

	CHEMICALS - 6.32%
459	Albemarle Corp.			26,420
542	Ecolab, Inc.			26,363
206	NewMarket Corp.			26,391
				79,174
	COAL - 2.11%
342	Alliance Resource Partners LP			26,416

	COMPUTERS - 4.11%
497	Accenture PLC - Cl. A			25,585
160	International Business Machines Corp.			25,901
				51,486
	DISTRIBUTION/WHOLESALE - 2.11%
198	WW Grainger, Inc.			26,376

	DIVERSIFIED FINANCIAL SERVICES - 2.07%
388	T. Rowe Price Group, Inc.			25,988

	ELECTRIC - 4.18%
1,005	DPL, Inc.			26,150
473	NextEra Energy, Inc.			26,237
				52,387
	FOOD - 4.16%
971	Flowers Foods, Inc.			25,829
959	Hormel Foods Corp.			26,277
				52,106
	GAS - 4.20%
648	Chesapeake Utilities Corp.			26,464
819	UGI Corp.			26,118
				52,582
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011
Shares	Security			Market Value

	HEALTHCARE - PRODUCTS - 2.07%
651	Medtronic, Inc.			$ 25,988

	INSURANCE - 4.05%
450	Aflac, Inc.			26,487
1,262	Amtrust Financial Services, Inc.			24,268
				50,755
	MACHINERY - DIVERSIFIED - 2.06%
255	Cummins, Inc.			25,786

	MINING - 4.24%
280	BHP Billiton Ltd. - ADR			26,488
285	Compass Minerals International, Inc.			26,639
				53,127
	MISCELLANEOUS MANUFACTURING - 2.07%
447	ITT Corp.			25,895

	OIL & GAS - 6.22%
252	Chevron Corp.			26,145
353	Murphy Oil Corp.			25,956
253	Occidental Petroleum Corp.			25,798
				77,899
	PHARMACEUTICALS - 8.43%
545	Abbott Laboratories			26,214
700	AmerisourceBergen Corp.			26,537
537	AstraZeneca PLC - ADR			26,404
469	Novartis AG - ADR			26,391
				105,546
	PIPELINES - 4.23%
913	Genesis Energy LP			26,641
408	Oneok, Inc.			26,345
				52,986
	REAL ESTATE INVESTMENT TRUSTS - 2.15%
457	Digital Realty Trust, Inc.			26,881

	RETAIL - 14.56%
680	Buckle, Inc.			26,581
614	Casey's General Stores, Inc.			25,217
549	Darden Restaurants, Inc.			25,874
363	Ross Stores, Inc.			26,151
495	Target Corp.			26,012
512	TJX Co., Inc.			25,533
623	Walgreen Co.			27,001
				182,369
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011
Shares	Security			Market Value

	SEMICONDUCTORS - 2.07%
1,208	Intel Corp.			$ 25,936

	TELECOMMUNICATIONS - 4.16%
559	Harris Corp.			26,083
739	Rogers Communications, Inc.			26,087
				52,170
	TRANSPORTATION - 2.13%
358	CSX Corp.			26,728

	TOTAL COMMON STOCK			1,176,418
	( Cost - $1,146,298)

	SHORT-TERM INVESTMENTS - 24.40%
305,718	AIM STIT, 0.09%+*			305,718
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $305,718)

	TOTAL INVESTMENTS - 118.31%
	( Cost - $1,452,016) (a)			$ 1,482,136
	OTHER LIABILITIES LESS ASSETS - (18.31%)*			(229,352)
	NET ASSETS - 100.00%			$ 1,252,784

+ Money market fund; Interest rate reflects seven-day effective yield on February 28, 2011. ADR - American Depositary Receipt
* As of February 28, 2011, there was $280,299 in payables for securities purchased.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation
(depreciation) of:
		Unrealized appreciation:		$ 34,178
		Unrealized depreciation:		(4,058)
		Net unrealized appreciation:		$ 30,120
Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2011

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,176,418	$ -	$ -	$ 1,176,418
Short-Term Investments	$ 305,718	-	-	$ 305,718
Total	$ 1,482,136	$ -	$ -	$ 1,482,136
The Fund did not hold any level 3 securities during the period.
There were no significant transfers between Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date      4/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

 4/21/11

By (Signature and Title)

/s/ Mark W. Giovanniello

 Mark W. Giovanniello, Treasurer

Date

4/21/11